FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS
Assets and liabilities measured at fair value on a recurring basis

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities—available-for-sale
Residential mortgage-backed securities	$—	$2,342,123	$7	$2,342,130
Commercial mortgage-backed securities	—	551,559	—	551,559
Other asset-backed securities	—	298,216	614,813	913,029
U.S. government-related securities	664,506	536,173	15,000	1,215,679
State, municipalities, and political subdivisions	—	1,327,713	69	1,327,782
Other government-related securities	—	93,017	—	93,017
Corporate bonds	204	18,460,480	119,601	18,580,285

Total fixed maturity securities—available-for-sale	664,710	23,609,281	749,490	25,023,481

Fixed maturity securities—trading
Residential mortgage-backed securities	—	313,963	—	313,963
Commercial mortgage-backed securities	—	190,247	—	190,247
Other asset-backed securities	—	29,585	28,343	57,928
U.S. government-related securities	555,601	255	—	555,856
State, municipalities, and political subdivisions	—	229,032	—	229,032
Other government-related securities	—	44,845	—	44,845
Corporate bonds	—	1,568,094	—	1,568,094

Total fixed maturity securities—trading	555,601	2,376,021	28,343	2,959,965

Total fixed maturity securities	1,220,311	25,985,302	777,833	27,983,446
Equity securities	243,336	11,310	80,586	335,232
Other long-term investments(1)	27,757	7,785	12,703	48,245
Short-term investments	101,489	—	—	101,489

Total investments	1,592,893	26,004,397	871,122	28,468,412
Cash	267,298	—	—	267,298
Other assets	6,960	—	—	6,960
Assets related to separate acccounts
Variable annuity	6,741,959	—	—	6,741,959
Variable universal life	502,617	—	—	502,617

Total assets measured at fair value on a recurring basis	$9,111,727	$26,004,397	$871,122	$35,987,246

Liabilities:
Annuity account balances(2)	$—	$—	$136,462	$136,462
Other liabilities(1)	2,727	15,370	437,613	455,710

Total liabilities measured at fair value on a recurring basis	$2,727	$15,370	$574,075	$592,172

(1)
Includes certain freestanding and embedded derivatives.

(2)
Represents liabilities related to equity indexed annuities.

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities—available-for-sale
Residential mortgage-backed securities	$—	$2,489,106	$20	$2,489,126
Commercial mortgage-backed securities	—	155,125	19,901	175,026
Other asset-backed securities	—	266,262	641,129	907,391
U.S. government-related securities	1,054,375	98,111	15,109	1,167,595
State, municipalities, and political subdivisions	—	969,533	78	969,611
Other government-related securities	14,993	186,214	—	201,207
Corporate bonds	100	15,725,900	65,032	15,791,032

Total fixed maturity securities—available-for-sale	1,069,468	19,890,251	741,269	21,700,988

Fixed maturity securities—trading
Residential mortgage-backed securities	—	426,015	—	426,015
Commercial mortgage-backed securities	—	137,606	—	137,606
Other asset-backed securities	—	24,415	59,925	84,340
U.S. government-related securities	383,423	3,008	3,442	389,873
State, municipalities, and political subdivisions	—	168,900	—	168,900
Other government-related securities	—	126,553	—	126,553
Corporate bonds	—	1,642,664	—	1,642,664

Total fixed maturity securities—trading	383,423	2,529,161	63,367	2,975,951

Total fixed maturity securities	1,452,891	22,419,412	804,636	24,676,939
Equity securities	271,483	10,831	77,098	359,412
Other long-term investments(1)	6,794	3,808	25,065	35,667
Short-term investments	344,796	8,028	—	352,824

Total investments	2,075,964	22,442,079	906,799	25,424,842
Cash	267,298	—	—	267,298
Other assets	6,222	—	—	6,222
Assets related to separate acccounts
Variable annuity	6,741,959	—	—	6,741,959
Variable universal life	502,617	—	—	502,617

Total assets measured at fair value on a recurring basis	$9,594,060	$22,442,079	$906,799	$32,942,938

Liabilities:
Annuity account balances(2)	$—	$—	$143,264	$143,264
Other liabilities(1)	23,995	28,987	190,529	243,511

Total liabilities measured at fair value
on a recurring basis	$23,995	$28,987	$333,793	$386,775

(1)
Includes certain freestanding and embedded derivatives.

(2)
Represents liabilities related to equity indexed annuities.

Schedule of inputs for available-for-sale ABSs classified as Level 3

Investment grade credit rating	100.0%
Weighted-average yield	1.0%
Par value	$683.7 million
Weighted-average life	13.2 years

Schedule of weighted-average inputs for bonds and securities classified as Level 3

Investment grade credit rating	60.0%
Weighted-average yield	5.1%
Weighted-average coupon	5.9%
Par value	$145.7 million
Weighted-average stated maturity	6.0 years

Schedule of current key assumptions for valuation of annuity account balances

Asset Earned Rate	5.89%
Admin Expense per Policy	$78 to $93 per policy
Partial Withdrawal Rate (for ages less than 70)	2.20%
Partial Withdrawal Rate (for ages 70 and greater)	2.20%
Mortality	65% of 94 GMDB table
Lapse	2.2% to 55% depending on the surrender charge period
Return on Assets	1.5% to 1.85% depending on the guarantee period

Schedule of reconciliation of the beginning and ending balances for fair value measurements, for which the Company has used significant unobservable inputs (Level 3)

													Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date
		Total Realized and Unrealized Gains		Total Realized and Unrealized Losses
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Included in Earnings	Included in Other Comprehensive Income	Purchases	Sales	Issuances	Settlements	Transfers in/out of Level 3	Other	Ending Balance
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$20	$—	$12	$(4)	$—	$—	$(12)	$—	$—	$(9)	$—	$7	$—
Commercial mortgage-backed securities	19,901	—	147	—	(719)	—	(103)	—	—	(19,224)	(2)	—	—
Other asset-backed securities	641,129	4,527	28,873	(8,661)	(50,941)	—	—	—	—	—	(114)	614,813	—
U.S. government-related securities	15,109	—	—	—	(122)	—	—	—	—	—	13	15,000	—
States, municipals, and political subdivisions	78	—	—	—	(1)	—	(9)	—	—	—	1	69	—
Other government-related securities	—	—	—	—	—	—	—	—	—	—	—	—	—
Corporate bonds	65,032	—	5,216	—	(1,689)	40,000	(3,543)	—	—	14,585	—	119,601	—

Total fixed maturity securities—available-for-sale	741,269	4,527	34,248	(8,665)	(53,472)	40,000	(3,667)	—	—	(4,648)	(102)	749,490	—
Fixed maturity securities—trading
Residential mortgage-backed securities	—	—	—	—	—	—	—	—	—	—	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—	—	—	—	—	—
Other asset-backed securities	59,925	1,213	—	(2,689)	—	3,792	(40,292)	—	—	4,002	2,392	28,343	(937)
U.S. government-related securities	3,442	387	—	(476)	—	—	(3,347)	—	—	—	(6)	—	—
States, municipals and political subdivisions	—	—	—	—	—	—	—	—	—	—	—	—	—
Other government-related securities	—	—	—	—	—	—	—	—	—	—	—	—	—
Corporate bonds	—	611	—	(1,453)	—	—	(37,292)	—	—	38,039	95	—	—

Total fixed maturity securities—trading	63,367	2,211	—	(4,618)	—	3,792	(80,931)	—	—	42,041	2,481	28,343	(937)
Total fixed maturity securities	804,636	6,738	34,248	(13,283)	(53,472)	43,792	(84,598)	—	—	37,393	2,379	777,833	(937)
Equity securities	77,098	49	555	—	(1,050)	3,962	(49)	—	—	21	—	80,586	—
Other long-term investments(1)	25,065	—	—	(12,362)	—	—	—	—	—	—	—	12,703	(12,362)
Short-term investments	—	—	—	—	—	—	—	—	—	—	—	—	—

Total investments	906,799	6,787	34,803	(25,645)	(54,522)	47,754	(84,647)	—	—	37,414	2,379	871,122	(13,299)

Total assets measured at fair value on a recurring basis	$906,799	$6,787	$34,803	$(25,645)	$(54,522)	$47,754	$(84,647)	$—	$—	$37,414	$2,379	$871,122	$(13,299)

Liabilities:
Annuity account balances(2)	$143,264	$—	$—	$(5,850)	$—	$—	$—	$654	$13,306	$—	$—	$136,462	$—
Other liabilities(1)	190,529	—	—	(249,757)	—	—	(2,673)	—	—	—	—	437,613	(249,757)

Total liabilities measured at fair value on a recurring basis	$333,793	$—	$—	$(255,607)	$—	$—	$(2,673)	$654	$13,306	$—	$—	$574,075	$(249,757)

(1)
Represents certain freestanding and embedded derivatives.

(2)
Represents liabilities related to equity indexed annuities.

								Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date
		Total Realized and Unrealized Gains (losses)
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Purchases, Issuances, and Settlements (net)		Transfers in and/or out of Level 3	Ending Balance
	(Dollars In Thousands)
Assets:
Fixed maturity securities—available-for-sale
Residential mortgage-backed securities	$23	$(31)	$(4)	$32		$—	$20	$—
Commercial mortgage-backed securities	844,535	—	40,064	(843,065	)(3)	(21,633)	19,901	—
Other asset-backed securities	693,930	6,079	40,125	(89,667)		(9,338)	641,129	—
U.S. government-related securities	15,102	—	(6)	13		—	15,109	—
States, municipals, and political subdivisions	86	—	(1)	(7)		—	78	—
Other government-related securities	—	—	—	—		—	—	—
Corporate bonds	86,328	—	2,281	36,832		(60,409)	65,032	—

Total fixed maturity securities—available-for-sale	1,640,004	6,048	82,459	(895,862)		(91,380)	741,269	—
Fixed maturity securities—trading
Residential mortgage-backed securities	7,244	(1)	—	(3,855)		(3,388)	—	—
Commercial mortgage-backed securities	—	—	—	—		—	—	—
Other asset-backed securities	47,509	655	—	11,761		—	59,925	168
U.S. government-related securities	3,310	138	—	(6)		—	3,442	137
States, municipals and political subdivisions	4,994	77	—	—		(5,071)	—	—
Other government-related securities	41,965	1,058	—	(47)		(42,976)	—	—
Corporate bonds	67	(66)	—	26,794		(26,795)	—	—

Total fixed maturity securities—trading	105,089	1,861	—	34,647		(78,230)	63,367	305
Total fixed maturity securities	1,745,093	7,909	82,459	(861,215)		(169,610)	804,636	305
Equity securities	70,708	3,484	(266)	(796)		3,968	77,098	—
Other long-term investments(1)	16,525	8,540	—	—		—	25,065	8,540
Short-term investments	—	—	—	—		—	—	—

Total investments	1,832,326	19,933	82,193	(862,011)		(165,642)	906,799	8,845

Total assets measured at fair value on a recurring basis	$1,832,326	$19,933	$82,193	$(862,011)		$(165,642)	$906,799	$8,845

Liabilities:
Annuity account balances(2)	$149,893	$(2,046)	$—	$8,675		$—	$143,264	$—
Other liabilities(1)	105,838	(84,691)	—	—		—	190,529	(84,691)

Total liabilities measured at fair value on a recurring basis	$255,731	$(86,737)	$—	$8,675		$—	$333,793	$(84,691)

(1)
Represents certain freestanding and embedded derivatives.

(2)
Represents liabilities related to equity indexed annuities.

(3)
Represents mortgage loan held by the trusts that have been consolidated upon the adoption of ASU No. 2009-17.

Schedule of the carrying amounts and estimated fair value of the Company's financial instruments

	As of December 31,
	2011		2010
	Carrying Amounts	Fair Values	Carrying Amounts	Fair Values
	(Dollars In Thousands)
Assets:
Mortgage loans on real estate	$5,353,481	$6,251,902	$4,892,829	$5,336,732
Policy loans	879,819	879,819	793,448	793,448
Liabilities:
Stable value product account balances	$2,769,510	$2,855,614	$3,076,233	$3,163,902
Annuity account balances	10,946,848	10,767,892	10,591,605	10,451,526
Mortgage loan backed certificates	19,755	19,893	61,678	63,127
Debt:
Bank borrowings	$170,000	$170,000	$142,000	$142,000
Senior and Medium-Term Notes	1,350,000	1,494,346	1,359,852	1,455,641
Subordinated debt securities	524,743	525,483	524,743	517,383
Non-recourse funding obligations	407,800	217,529	532,400	389,534